ISU-type awards (Details 4) - Jun. 30, 2015 - Stock compensation plan - Incentive Share Unit (ISU) - shares shares in Millions	Total
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	0.6
Granted (in shares)	0.0
Settled (in shares)	0.0
Forfeited (in shares)	0.0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	0.6
of which vested (in shares)	0.1
of which unvested (in shares)	0.5